Commitments and Contingencies (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of finance lease and operating lease by lessee [line items]
Operating commitments	$ 190,173	$ 143,182
Technology licenses, infrastructure and other
Disclosure of finance lease and operating lease by lessee [line items]
Operating commitments	16,632
Technology licenses, infrastructure and other | 2027
Disclosure of finance lease and operating lease by lessee [line items]
Operating commitments	7,058
Technology licenses, infrastructure and other | 2028
Disclosure of finance lease and operating lease by lessee [line items]
Operating commitments	4,822
Technology licenses, infrastructure and other | 2029
Disclosure of finance lease and operating lease by lessee [line items]
Operating commitments	1,846
Technology licenses, infrastructure and other | 2030
Disclosure of finance lease and operating lease by lessee [line items]
Operating commitments	1,705
Technology licenses, infrastructure and other | Thereafter
Disclosure of finance lease and operating lease by lessee [line items]
Operating commitments	$ 1,201